SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
San Gonzalo Mine [Member]
Disclosure of detailed information about business combination [line items]
Estimated remaining life (in years)	0 years	9 months 18 days
Avino Mine [Member]
Disclosure of detailed information about business combination [line items]
Estimated remaining life (in years)	8 years 6 months	9 years 6 months